Financial Highlights (Schedule Of Weighted Average Number Of Units For Each Series) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Series 1 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	481,266.007	642,435.033	538,826.530	651,826.906	645,173.947	[1]	687,898.790	[1]	753,054.008	[1]
Weighted average number of units, Date of initial issuance			July 23, 2001		July 23, 2001
Series 2 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	242.894	192.989	224.311	144.734	156.318	[1]	64.584	[2]
Weighted average number of units, Date of initial issuance			April 1, 2010		April 1, 2010
Series 3 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	26,412.540	24,642.656	26,309.334	19,877.227	21,549.160	[1]	5,536.921	[1]	1,322.314	[3]
Weighted average number of units, Date of initial issuance			September 1, 2009		September 1, 2009
Series 4 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	1,277.743	552.264	1,217.152	515.637	532.525	[1]	34.462	[4]
Weighted average number of units, Date of initial issuance			November 1, 2010		November 1, 2010

[1]	January 1 - December 31
[2]	April 1 - December 31
[3]	September 1 - December 31
[4]	November 1 - December 31